Commitments and contingencies (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation	$ 0	$ 0	$ 0